TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Current income tax expense	¥ 848		¥ 1,918	¥ 1,425
Deferred income tax benefits	(493)	$ (75)	(176)	(632)
Income tax expense	¥ 355	$ 54	¥ 1,742	¥ 793